Expense Example - Putnam Focused U.S. Research ETF - Putnam Focused U.S. Research ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 112